Business Combinations - Additional Information (Detail) ¥ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 25, 2025 CNY (¥)	Feb. 25, 2025 USD ($)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Feb. 25, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Business Acquisition [Line Items]
Goodwill					¥ 36,783	$ 5,260		¥ 22,586	¥ 22,586
Business Combinations
Business Acquisition [Line Items]
Goodwill | ¥			¥ 114
Percentage of voting equity interests acquired at the acquisition date			100.00%
Total cash consideration | ¥			¥ 130
YY live [Member] | JOYY [Member]
Business Acquisition [Line Items]
Purchase consideration	¥ 15,219	$ 2,176		$ 1,900
Goodwill	¥ 14,197						$ 2,031
Restricted cash | $				$ 1,600
Additional cash payment to acquire business | $		$ 240
Percentage of voting equity interests acquired at the acquisition date	100.00%						100.00%